S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 25, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

Our Sponsor

Our sponsor, TCGX Sponsor II, LLC, is a Delaware limited liability company and was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. The manager of our sponsor is Chen Yu, M.D., M.B.A., our Chief Executive Officer and a director. Dr. Yu controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. As of the date of this prospectus, Fund III owns 100% of the economic rights attributable to the founder shares and private placement shares held by our sponsor.

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

ENTITY	AMOUNT OF COMPENSATION TO BE RECEIVED OR SECURITIES ISSUED OR TO BE ISSUED	CONSIDERATION PAID OR TO BE PAID

TCGX Sponsor II, LLC

2,500,000 Class B ordinary shares, representing 20% of our issued and outstanding ordinary shares immediately following the completion of this offering (excluding the private placement shares). After taking into account the private placement shares to be issued to the sponsor, our sponsor will own an aggregate of 2,860,000 ordinary shares, or 22.1% of our issued and outstanding ordinary shares immediately following the completion of this offering. If we increase or decrease the size of this offering, we will effect a share capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the private placement shares). The Class B ordinary shares will automatically convert into Class A ordinary shares immediately prior to, or concurrently with or immediately following the consummation of our business combination or at any time prior thereto at the option of the holder on a one-for-one basis subject to adjustment for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with our initial business combination, the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (excluding the private placement shares and forward purchase shares, and after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the company in connection with or in relation to the consummation of the initial business combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial business combination and any private placement shares issued to our sponsor, officers or directors upon conversion of working capital loans; provided that such conversion of founder shares will never occur on a less than one-for-one basis. As a result of such anti-dilution adjustments, the founder shares held by our sponsor may convert into Class A ordinary shares on a greater than one-for-one basis, which may result in material dilution from your purchase of our Class A ordinary shares.

$25,000 (or approximately $0.01 per share)
TCGX Sponsor II, LLC	450,000 private placement shares	$4,500,000 ($10.00 per share)
TCGX Sponsor II, LLC, an affiliate thereof, or our officers and directors	Repayment in cash or up to $3,000,000 in private placement shares of the post-business combination entity at a price of $10.00 per share at the option of the lender	Loans to finance transaction costs in connection with an intended initial business combination

ENTITY	AMOUNT OF COMPENSATION TO BE RECEIVED OR SECURITIES ISSUED OR TO BE ISSUED	CONSIDERATION PAID OR TO BE PAID

TCGX Sponsor II, LLC	Repayment in cash

Up to $300,000 under an unsecured, non-interest bearing promissory note for offering-related and organizational expenses. This loan is due at the earlier of December 31, 2027 or the closing of this offering and is anticipated to be repaid upon completion of this offering out of the $1,000,000 of offering proceeds that has been allocated for the payment of offering expenses other than underwriting commissions

TCGX Sponsor II, LLC Independent Directors	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
TCGX Sponsor II, LLC, our officers or directors, or affiliates thereof	Repayment in cash	Any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination

SPAC Sponsor, Controlling Persons [Table Text Block]	The manager of our sponsor is Chen Yu, M.D., M.B.A., our Chief Executive Officer and a director. Dr. Yu controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor.
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

INDIVIDUAL	ENTITY	ENTITY’S BUSINESS	AFFILIATION
Chen Yu, M.D., M.B.A.	TCG Crossover Fund III, LP	Investment Firm	Co-Founder and Chief Investment Officer
	Pathalys Pharma, Inc.	Biopharmaceutical	Director
	Alkeus Pharmaceuticals, Inc.	Biopharmaceutical	Director
	Aviceda Therapeutics	Biotechnology	Director
	ADARx Pharmaceuticals, Inc.	Biotechnology	Director
	Corxel Pharmaceuticals Limited	Biopharmaceutical	Director
	TCGX Acquisition Corp.	Special Purpose Acquisition Company	Chief Executive Officer and Director
	TCGX Asia Life Sciences Partners I, Ltd.	Investment Firm	Director
	TCGX (Hong Kong) Limited	Investment Firm	Director
Craig Skaling	TCG Crossover Fund III, LP	Investment Firm	Managing Director and Head of Private Equity
	TCGX Acquisition Corp.	Special Purpose Acquisition Company	Chief Financial Officer and Director
	TCGX Asia Life Sciences Partners I, Ltd.	Investment Firm	Director
	TCGX (Hong Kong) Limited	Investment Firm	Director
Joshua Cohen	Amylyx Pharmaceuticals, Inc.	Biopharmaceutical	Co-Founder, Co-Chief Executive Officer and Director
Mark McKenna	Apogee Therapeutics, Inc.	Biotechnology	Chairman of the Board of Directors
	Mirador Therapeutics, Inc.	Biotechnology	Chief Executive Officer and Chair of the Board of Directors
	Spyre Therapeutics, Inc.	Biotechnology	Director
	New Amsterdam Pharma Company B.V.	Biopharmaceutical	Director
	McKenna Capital Partners	Investment Firm	Chief Investment Officer and Managing Director
Michael Henderson, M.D.	Apogee Therapeutics, Inc.	Biotechnology	Chief Executive Officer and Director
	Spyre Therapeutics, Inc.	Biotechnology	Director